                         SMITHGRAHAM INSTITUTIONAL FUNDS

                         SG GOVERNMENT MONEY MARKET FUND
                           SG PRIME MONEY MARKET FUND
                               SG YIELD PLUS FUND
                                  (the "Funds")

                        Supplement dated January 15, 2003

                                       to

                         Prospectus dated August 1, 2002

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.


         The address listed on page 6 of the Prospectus for PFPC Distributors, Inc., the Funds' principal underwriter, has changed to 760 Moore Road, King of Prussia, Pennsylvania 19406.













               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SMITHGRAHAM INSTITUTIONAL FUNDS

                         SG GOVERNMENT MONEY MARKET FUND
                           SG PRIME MONEY MARKET FUND
                               SG YIELD PLUS FUND
                                  (the "Funds")

                        Supplement dated January 15, 2003
                                       to
         Statement of Additional Information (SAI) dated August 1, 2002, as previously supplemented October 16, 2003


This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

The Statement of Additional Information is amended as follows:

I. Effective January 15, 2003, the address listed on page 15 of the SAI for PFPC Distributors, Inc., the Funds' principal underwriter is hereby changed to:

       760 Moore Road, King of Prussia, Pennsylvania 19406.


II. The following information is being added to the "TRUSTEES AND OFFICERS" chart on page 11 of the SAI under the caption "INTERESTED TRUSTEES":

--------------------------------------------------------------------------------------------------------------------
                                                                         Number of
                                                                          Funds in
                                                         Principal          Fund
                       Position(s)  Term of Office     Occupation(s)      Complex                 Other
                       Held with     and Length of      During Past     Overseen by      Directorships/Trusteeships
Name and Birthdate       Trust        Time Served       Five Years        Trustee              Held by Trustee
--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Gerald B. Smith         Trustee     Shall serve     From 1990 to              3       Schwab Capital Trust, Schwab
September 28, 1950                  until death,    present, Chairman                 Investments, Schwab Annuity
                                    resignation or  and Chief                         Portfolios and the Charles
                                    removal.        Executive Officer                 Schwab Family of Funds
                                    Trustee since   of Smith, Graham &                (registered investment
                                    2002.           Company Investment                companies with 45
                                                    Advisors, L.P.                    portfolios); Penzoil-Quaker
                                                                                      State Company (oil and gas);
                                                                                      and Cooper Industries
                                                                                      (electrical products, tools
                                                                                      and hardware).  He also
                                                                                      serves on the management
                                                                                      board of Rorento Fund, N.V.
                                                                                      (a Netherland Antilles-based
                                                                                      investment fund) and on the
                                                                                      audit committee of Northern
                                                                                      Border Partners, L.P.
                                                                                      (energy firm).
--------------------------------------------------------------------------------------------------------------------

III.   Effective October 16, 2002:

The section titled "PURCHASE, REDEMPTION AND PRICING OF SHARES" on page 16 of the SAI is hereby amended to include the following:

          Shares of the Funds may also be purchased by means of "in-kind" securities transactions pursuant to which securities, rather than cash, may be accepted as payment for Fund shares if prior approval is received from the Distributor. Securities used to purchase Fund shares must be appropriate investments for the subject Fund, consistent with its investment objective, policies and limitations. The securities will be valued in accordance with the Funds' policies for calculating net asset value, determined as of the close of business on the day on which the securities are received in salable form. A shareholder or prospective shareholder should contact the Distributor or the Adviser at
          (800) 304-2457 in order to receive the necessary approval to engage in such a transaction.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE